Annual Fund Operating Expenses - Diamond Hill Large Cap Concentrated ETF - Diamond Hill Large Cap Concentrated ETF Class	Sep. 26, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.55%

[1]	Other Expenses are based on estimated amounts for the current fiscal year